Stock-Based Compensation (Narrative) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 27, 2014 USD ($) option / rsu $ / shares shares		Dec. 28, 2013 USD ($) $ / shares shares	Dec. 29, 2012 USD ($) $ / shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Allocated Share-based Compensation Expense, After Merger/Integration and Restructuring/Impairment	$ 294		$ 303	$ 273
Allocated Share-based Compensation Expense	$ 297		$ 303	$ 278
Phantom Units Granted Under Director Deferral Program, Shares Outstanding | shares	324,000		290,000
Common stock, capital shares reserved for future issuance | shares	98,000,000
Acquisition-related awards remaining vesting period	3 years
Unrecognized compensation cost related to nonvested share-based compensation grants	$ 382
Weighted-average period for recognizing unrecognized compensation	2 years
Percent of liability awards granted to senior officers	40.00%
PEPUnit
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Award performance period	3 years
Percent of equity awards granted to Senior Officers as performance-based RSUs	60.00%
Restricted Stock Units (RSUs)
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Weighted-average intrinsic value of RSUs granted | $ / shares	$ 80.39	[1],[2]	$ 76.30	$ 66.64
Award equivalence, ratio of stock options to RSUs | option / rsu	1
Stock Options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option exercisable life	10 years
Award equivalence, ratio of stock options to RSUs | option / rsu	4

[1]	Grant activity for all PSUs are disclosed at target.
[2]	Weighted-average intrinsic value at grant date.